Business combinations - Financial Position of Business Acquired (Details) - BRL (R$) R$ in Thousands	Nov. 05, 2020	Oct. 01, 2020	Apr. 15, 2020	Dec. 31, 2020	Sep. 01, 2020	May 29, 2020	Apr. 30, 2020	Dec. 31, 2019	Jun. 18, 2018
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration transferred				R$ 657,240
Shares of the Company issued to selling shareholders				34,961
Linked
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents				596
Trade and other receivables				473
Property and equipment				167
Intangible assets				2,266
Intangible assets - Customer relationship				0
Intangible asset - Software				0
Intangible asset - Trademarks and patents				0
Intangible asset - Exclusivity right				0
Deferred tax asset				0
Other assets				2,850
Total assets				6,352
Trade accounts payable				0
Labor and social security liabilities				202
Deferred tax liabilities				0
Other liabilities				526
Total liabilities				728
Net assets and liabilities				5,624
Consideration transferred				14,256
Goodwill				R$ 8,632
Percentage of equity interest			58.10%	48.56%					27.06%
Shares of the Company issued to selling shareholders				R$ 0					R$ 2,366
Option to acquire additional interest								21.50%
Option to acquire additional interest value								R$ 5,181
Increase (decrease) through acquisition of subsidiary, equity			R$ 3,800
Mvarandas
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents				240
Trade and other receivables				8
Property and equipment				68
Intangible assets				0
Intangible assets - Customer relationship				2,987
Intangible asset - Software				2,775
Intangible asset - Trademarks and patents				0
Intangible asset - Exclusivity right				0
Deferred tax asset				0
Other assets				190
Total assets				6,268
Trade accounts payable				40
Labor and social security liabilities				270
Deferred tax liabilities				1,959
Other liabilities				216
Total liabilities				2,485
Net assets and liabilities				3,783
Consideration transferred				30,392
Goodwill				26,609
Percentage of equity interest							100.00%
Shares of the Company issued to selling shareholders				0
Vitta Group
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents				2,964
Trade and other receivables				504
Property and equipment				304
Intangible assets				1,295
Intangible assets - Customer relationship				5,252
Intangible asset - Software				737
Intangible asset - Trademarks and patents				1,973
Intangible asset - Exclusivity right				0
Deferred tax asset				0
Other assets				1,722
Total assets				14,751
Trade accounts payable				783
Labor and social security liabilities				1,597
Deferred tax liabilities				2,707
Other liabilities				280
Total liabilities				5,367
Net assets and liabilities				9,384
Consideration transferred				301,210
Goodwill				R$ 291,826
Percentage of equity interest				100.00%		100.00%
Shares of the Company issued to selling shareholders				R$ 34,961
MLabs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents				9,406
Trade and other receivables				944
Property and equipment				1,695
Intangible assets				0
Intangible assets - Customer relationship				2,750
Intangible asset - Software				0
Intangible asset - Trademarks and patents				0
Intangible asset - Exclusivity right				0
Deferred tax asset				0
Other assets				15,610
Total assets				30,405
Trade accounts payable				146
Labor and social security liabilities				980
Deferred tax liabilities				935
Other liabilities				1,475
Total liabilities				3,536
Net assets and liabilities				26,869
Consideration transferred				69,636
Goodwill				42,767
Percentage of equity interest					51.50%
Shares of the Company issued to selling shareholders				0
Percent of total share capital					2.912%
MLabs | STNE Par
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of equity interest					50.00%
Questor
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents				4,354
Trade and other receivables				1,664
Property and equipment				1,575
Intangible assets				1,119
Intangible assets - Customer relationship				23,649
Intangible asset - Software				4,437
Intangible asset - Trademarks and patents				0
Intangible asset - Exclusivity right				0
Deferred tax asset				0
Other assets				11,539
Total assets				48,337
Trade accounts payable				47
Labor and social security liabilities				2,822
Deferred tax liabilities				9,549
Other liabilities				3,482
Total liabilities				15,900
Net assets and liabilities				32,437
Consideration transferred				58,325
Goodwill				25,888
Percentage of equity interest		50.00%
Shares of the Company issued to selling shareholders				0
Option to acquire additional interest		50.00%
Questor | Bottom of range
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Period to acquire additional interest		2 years
Questor | Top of range
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Period to acquire additional interest		3 years
Sponte
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents				1,487
Trade and other receivables				824
Property and equipment				811
Intangible assets				9
Intangible assets - Customer relationship				8,784
Intangible asset - Software				0
Intangible asset - Trademarks and patents				0
Intangible asset - Exclusivity right				0
Deferred tax asset				0
Other assets				681
Total assets				12,596
Trade accounts payable				93
Labor and social security liabilities				2,069
Deferred tax liabilities				2,987
Other liabilities				2,173
Total liabilities				7,322
Net assets and liabilities				5,274
Consideration transferred				80,553
Goodwill				75,279
Percentage of equity interest	90.00%
Shares of the Company issued to selling shareholders				0
Creditinfo Caribbean
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents				9,494
Trade and other receivables				2,181
Property and equipment				800
Intangible assets				3,669
Intangible assets - Customer relationship				7,285
Intangible asset - Software				0
Intangible asset - Trademarks and patents				0
Intangible asset - Exclusivity right				38,827
Deferred tax asset				1,531
Other assets				1,908
Total assets				65,695
Trade accounts payable				2,334
Labor and social security liabilities				23
Deferred tax liabilities				0
Other liabilities				319
Total liabilities				2,676
Net assets and liabilities				63,019
Consideration transferred				102,868
Goodwill				39,849
Percentage of equity interest	53.05%
Shares of the Company issued to selling shareholders				0
Option to acquire additional interest	46.95%
Creditinfo Caribbean | Bottom of range
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Period to acquire additional interest	2 years
Creditinfo Caribbean | Top of range
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Period to acquire additional interest	5 years
Total
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents				28,541
Trade and other receivables				6,598
Property and equipment				5,420
Intangible assets				8,358
Intangible assets - Customer relationship				50,707
Intangible asset - Software				7,949
Intangible asset - Trademarks and patents				1,973
Intangible asset - Exclusivity right				38,827
Deferred tax asset				1,531
Other assets				34,500
Total assets				184,404
Trade accounts payable				3,443
Labor and social security liabilities				7,963
Deferred tax liabilities				18,137
Other liabilities				8,471
Total liabilities				38,014
Net assets and liabilities				146,390
Consideration transferred				657,240
Goodwill				510,850
Trade and other receivables				6,598
Trade accounts receivable, gross				R$ 6,870